All Share Classes | AMG Managers Emerging Opportunities Fund
AMG Managers Emerging Opportunities Fund
INVESTMENT OBJECTIVE
The AMG Managers Emerging Opportunities Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses All Share Classes AMG Managers Emerging Opportunities Fund		Service Class	Institutional Class
Management Fee		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.60%	0.35%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.61%	1.36%
Fee Waiver and Expense Reimbursements	[1]	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.44%	1.19%
[1]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2016, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.18% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2016. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example All Share Classes AMG Managers Emerging Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class	147	491	860	1,897
Institutional Class	121	414	728	1,620

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. micro-cap stocks. The Fund generally considers a stock to be a micro-cap stock if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index. As of May 31, 2014, the date of the latest reconstitution of the Index, the range of market capitalizations for the Russell Microcap® Index was $30 million to $884 million. The Fund may retain securities that it already has purchased even if the stock outgrows the capitalization limits. The Fund will invest in a combination of value-oriented and growth-oriented stocks. The Fund's assets are currently allocated among four Subadvisors, each of which acts independently of the other and uses its own methodology to select portfolio investments, including value, core and growth approaches.

Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund's portfolio.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or "growth stocks," may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

IPO Risk—the prices of stocks purchased in initial public offerings ("IPOs") can be very volatile and tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. The effect of IPOs on the Fund's performance depends on a variety of factors.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that a Subadvisor's investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Micro-Capitalization Stock Risk—the stocks of micro-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Effective October 3, 2011, outstanding shares of the Fund’s then-sole share class were reclassified and redesignated as Service Class shares of the Fund. Effective December 10, 2007, some of the Fund’s investment strategies changed concurrent with the hiring of new subadvisors. The Fund’s past performance would have been different if the Fund was managed using the current investment strategies. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/14 (Service Class)

Best Quarter: 25.28% (2nd Quarter 2009) Worst Quarter: -24.71% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/14
Average Annual Total Returns All Share Classes AMG Managers Emerging Opportunities Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Service Class	2.36%	17.84%	7.97%		[1]
Service Class Return After Taxes on Distributions	(0.59%)	15.65%	6.85%		[1]
Service Class Return After Taxes on Distributions and Sale of Fund Shares	3.19%	14.15%	6.30%		[1]
Institutional Class	2.62%			26.18%	[1]	Oct. 01, 2011
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	4.89%	15.55%	7.77%	22.96%	[1]	Oct. 01, 2011
Russell Microcap® Index (reflects no deduction for fees, expenses, or taxes)	3.65%	16.14%	5.96%	24.88%	[1]	Oct. 01, 2011
[1]	Institutional Class and Index performance shown reflects performance since the inception date of the Fund's Institutional Class on October 1, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Institutional Class shares will vary.